Other current financial assets	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Other current financial assets
4.2 Other current financial assets

(CHF in millions)	12/31/2023	12/31/2022

Credit cards	16.4	6.9
Deposits	14.6	22.5
Other current financial assets	3.2	3.8
Other current financial assets at amortized cost	34.2	33.2
Other current financial assets at fair value through profit and loss	—	—
Total other current financial assets	34.2	33.2
Due to their short-term nature, the carrying amount of other current financial assets at amortized cost correspond to their fair value. As of December 31, 2023, other current financial assets include contract assets in the amount of CHF 1.1 million (December 31, 2022: CHF 0.7 million). The related customer refund liabilities have been disclosed in 4.3 Financial liabilities.

Refer to 5.2 Foreign currency risk for additional information on derivatives.

Accounting policies	On’s financial assets include cash and cash equivalents, trade receivables, and other current financial assets, which initially are recognized at fair value. Depending on the business model for managing these assets and the contractual terms of the resulting cash flows, On classifies financial assets as follows:

Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in financial result. Any gain or loss arising on derecognition is recognized directly in the income statement.

Assets that do not meet the criteria above for amortized cost are measured at fair value through profit and loss. Any gain or loss on these assets is recognized immediately in the income statement.
4.3 Financial liabilities

(CHF in millions)	12/31/2023	12/31/2022

Current lease liabilities	38.7	21.6
Other financial liabilities	14.8	9.5
Total other current financial liabilities at amortized cost	53.4	31.2
Non-current lease liabilities	190.3	138.8
Total other non-current financial liabilities at amortized cost	190.3	138.8
Total current and non-current financial liabilities	243.7	170.0

Due to their short-term nature, the carrying amount of other current financial liabilities at amortized cost correspond to their fair value. As of December 31, 2023, other current financial liabilities include customer refund liabilities in the amount of CHF 12.4 million (December 31, 2022: CHF 9.5 million) which generally reverses in the subsequent quarter due to the relatively short return and refund period. The related contract assets have been disclosed in 4.2 Other current financial assets.

Certain assets have been pledged in relation to current bank overdrafts, refer to 5.4 Liquidity risk for additional information.

Accounting policies	On’s financial liabilities include trade payables, current bank overdrafts repayable on demand, short-term debts incl. bank loans, and other financial liabilities, which initially are recognized at fair value. Subsequently, financial liabilities are measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in the income statement. A financial liability is only classified as at fair value through profit or loss if it is a derivative.
Financial liabilities are derecognized when the contractual obligations are discharged, cancelled, or expired.
Reconciliation of liabilities arising from financing activities:

(CHF in millions)	Lease liabilities	Other	Total

Balance at January 1, 2022	180.9	6.5	187.3
thereof current	13.6	6.5	20.1
thereof non-current	167.2	—	167.2
Payments	(15.8)	(5.1)	(20.9)
Interest expenses paid	(4.2)	—	(4.2)
Additions	43.6	8.2	51.7
Lease modification	(45.5)	—	(45.5)
Accrued interest	4.2	—	4.2
Disposals	(3.0)	—	(3.0)
Exchange differences	0.3	—	0.3
Balance at December 31, 2022	160.5	9.5	170.0
thereof current	21.6	9.5	31.2
thereof non-current	138.8	—	138.8
Payments	(25.4)	(7.7)	(33.1)
Interest expenses paid	(6.4)	—	(6.4)
Additions	103.0	13.0	116.0
Lease modification	1.7	—	1.7
Accrued interest	6.4	—	6.4
Disposals	(0.3)	—	(0.3)
Exchange differences	(10.6)	—	(10.6)
Balance at December 31, 2023	228.9	14.8	243.7
thereof current	38.7	14.8	53.4
thereof non-current	190.3	—	190.3